UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-10571

BLUE CHIP INVESTOR FUNDS

(Exact Name of Registrant as Specified in Charter)

480 N. Magnolia Ave., Suite 103 El Cajon, CA (Address of Principal Executive Offices)	92020 (Zip Code)

Ross C. Provence

480 N. Magnolia Ave., Suite 103

El Cajon, CA 92020

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: (619) 588-9700

Date of fiscal year end: December 31, 2004

Date of reporting period: June 30, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

BLUE CHIP INVESTOR FUND

SEMI-ANNUAL REPORT

June 30, 2004

BLUE CHIP INVESTOR FUND

PERFORMANCE INFORMATION

AVERAGE ANNUAL RATE OF RETURN (%) FOR THE PERIODS ENDED JUNE 30, 2004

June 30, 2004 NAV $107.14

   Since

1 Year(A)

Inception(A)

Blue Chip Investor Fund

 20.11%

               3.20%

S&P 500(B)

 19.05%

   1.46%

(A)1 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions.  The inception date of the Blue Chip Investor Fund was January 1, 2002.

(B)The S&P 500 is a broad market-weighted average dominated by blue-chip stocks and is an unmanaged group of stocks whose composition is different from the Fund.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.  INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.  RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

		Schedule of Investments
		June 30, 2004 (Unaudited)
Shares/Principal Amount		Market Value	% of Assets

COMMON STOCKS
Accident & Health Insurance
25,000	Aflac, Inc.	$ 1,020,250	3.90%

Auto Parts- Retail/Wholesale
20,000	Autozone, Inc. * +	1,602,000	6.13%

Beverages- Alcoholic/Soft Drink
15,000	Anheuser Busch Co., Inc.	810,000	3.10%

Business Services
29,000	Fair Issac Corp.	968,020	3.70%

Drugs/Sundries
17,000	Cardinal Health, Inc. +	1,190,850	4.56%

Federal Saving Institutions
20,000	Washington Mutual	772,800	2.96%

Finance - Mortgage Loan / Banker
14,200	Federal National Mortgage Association	1,013,312	3.88%

Financial Services
19,300	American Express Co.	991,634
20,000	First Data Corp.	890,400
		1,882,034	7.20%

*Non-income producing securities.

+Portion of the Security is pledged as collateral for call options written.

The accompanying notes are an integral part of the

financial statements.

2004 Semi-Annual Report  1

Blue Chip Investor Fund

		Schedule of Investments
		June 30, 2004 (Unaudited)
Shares/Principal Amount		Market Value	% of Assets

COMMON STOCKS
Food & Kindred Products
20,000	Altria +	1,001,000	3.83%

Holding Companies NEC
30	Berkshire Hathaway Class A *	2,668,500	10.21%

Insurance
19,000	American International Group, Inc. +	1,354,320
31,000	Arthur J. Gallager	943,950
17,500	Marsh & McLennan Co's, Inc.	794,150
20,000	MBIA Inc.	1,142,400
9,000	Progressive Corp.	767,700
600	White Mountains	306,000
		5,308,520	20.31%

Medical Instruments
20,000	Becton Dickson & Co.	1,036,000	3.96%

Medical Drugs
16,100	Johnson & Johnson	896,770	3.43%

National Commercial Banks
15,000	First Horizon National Corp.	682,050
50,000	MBNA Corp.	1,289,500
15,000	Wells Fargo And Company	858,450
8,720	Zion Bancorp.	535,844
		3,365,844	12.87%

Personal Credit Institutions
26,000	SLM Corp.	1,051,700	4.02%

Pharmaceutical Preparations
20,000	Abbott Laboratories	815,200
10,000	Pfizer	342,800
		1,158,000	4.43%

Retail Drug Stores
13,000	Express Scripts *	1,029,990	3.94%

State Commercial Banks
20,000	Fifth Third Bank	1,075,600
10,000	M&T Bank	873,000
		1,948,600	7.45%

Tax Prep Services
40,000	Block (H.R.) Inc.	1,907,200	7.30%

Total for Common Stock (Cost $27,548,710)		30,631,390	117.18%

	Total Investments	30,631,390	117.18%
	(Cost -$ 27,548,710)

	Liabilities in excess of other assets	(4,490,694)	-17.18%

	Net Assets	$ 26,140,696	100.00%

*Non-income producing securities.

+Portion of the Security is pledged as collateral for call options written.

The accompanying notes are an integral part of the

financial statements.

2004 Semi-Annual Report  2

Blue Chip Investor Fund

	Schedule of Investments
	June 30, 2004 (Unaudited)
Shares/Principal Amount		Market Value	% of Assets

CALL OPTIONS WRITTEN
	Shares Subject
Underlying Security	to Call	Market Value
Expiration Date/Exercise Price

Altria
January 2005 Calls @ 50.00	20,000	$ 68,000

American International Group
January 2005 Calls @ 70.00	19,000	112,100

Autozone
September 2004 Calls @ 80.00	5,000	19,000

Cardinal Health
December 2005 Calls @ 65.00	2,000	15,800

Total (Premiums Received $224,013)(Note 9)		$ 214,900

The accompanying notes are an integral part of the

financial statements.

2004 Semi-Annual Report  3

Blue Chip Investor Fund

Statement of Assets and Liabilities
June 30, 2004 (Unaudited)

Assets:
Investment Securities at Market Value	$ 30,631,390
(Cost -$ 27,548,710)
Cash	124,088
Dividends & Interest Receivable	52,145
Receivable from Securities Sold	22,346
Prepaid expenses	10,776
Total Assets	30,840,745
Liabilities
Administrative Fees Payable	1,954
Advisory Fee Payable	24,362
Accrued Expenses	9,117
Payable to Custodian Bank	4,041,077
Payable from Securities Purchased	408,639
Covered Call Options Written at Fair Value (premiums received $224,013)	214,900
Total Liabilities	4,700,049
Net Assets	$ 26,140,696
Net Assets Consist of:
Paid In Capital	23,173,251
Accumulated Undistributed Net investment Income	24,446
Accumulated Realized Gain (Loss) on Investments - Net	(148,794)
Unrealized Appreciation in Value
of Investments Based on Identified Cost - Net	3,091,793
Net Assets, for 243,980 Shares Outstanding	$ 26,140,696
(no par value, unlimited shares authorized)
Net Asset Value and Redemption Price
Per Share ($26,140,696/243,980 shares)	$ 107.14

Statement of Operations
For the six month period ended June 30, 2004 (Unaudited)
Investment Income:
Dividends	$ 173,985
Interest	15,895
Total Investment Income	189,880
Expenses: (Note 3)
Investment Adviser Fees	129,098
Transfer agent fees & accounting	16,205
Administration fees	11,963
Audit fees	6,424
Registration fees	4,987
Custody fees	5,584
Interest Expense	4,062
Legal fees	4,987
Printing and postage expense	997
Other fees	1,820
Trustee fees	997
Insurance expense	1,545
Total Expenses	188,669
Less:
Advisory fee waiver (Note 3)	(23,235)
Net Expenses	165,434
Net Investment Income	24,446

Realized and Unrealized Gain (Loss) on Investments & Options:
Realized Gain (Loss) on Investment	175,847
Realized Gain (Loss) on Options	0
Net Change in Unrealized Appreciation (Depreciation) on Investments	438,285
Net Change in Unrealized Appreciation (Depreciation) on Options	9,113
Net Realized and Unrealized Gain (Loss) on Investments & Options	623,245

Net Increase (Decrease) in Net Assets from Operations	$ 647,691

The accompanying notes are an integral part of the

financial statements.

2004 Semi-Annual Report  4

Blue Chip Investor Fund

Statements of Changes in Net Assets	(Unaudited)
	1/1/2004		1/1/2003
	to		to
	6/30/2004		12/31/2003
From Operations:
Net Investment Income	$ 24,446		$ 40,117
Net Realized Gain (Loss) on Investments	175,847		134,578
Net Realized Gain (Loss) on Options	0		2,036
Net Change in Unrealized Appreciation (Depreciation) on Investments	438,285		3,657,345
Net Change in Unrealized Appreciation (Depreciation) on Options	9,113		0
Increase (Decrease) in Net Assets from Operations	647,691		3,834,076
From Distributions to Shareholders:
Net Investment Income	(1,667)		(38,429)
Net Realized Gain from Security Transactions	0		0
Change in Net Assets from Distributions	(1,667)		(38,429)
From Capital Share Transactions:
Proceeds From Sale of Shares	6,937,571		11,375,666
Shares Issued on Reinvestment of Dividends	1,664		38,334
Cost of Shares Redeemed	(2,355,926)		(5,790,644)
Net Increase from Shareholder Activity	4,583,309		5,623,356

Net Increase (Decrease) in Net Assets	5,229,333		9,419,003

Net Assets at Beginning of Period	20,911,363		11,492,360
Net Assets at End of Period (Including accumulated undistributed net	$ 26,140,696		$ 20,911,363
Investment Income of $24,446 and $1,688, respectively)

Share Transactions:
Issued	64,626		126,960
Reinvested	15		370
Redeemed	(21,969)		(64,069)
Net increase (decrease) in shares	42,672		63,261
Shares outstanding beginning of period	201,308		138,047
Shares outstanding end of period	243,980		201,308

Financial Highlights	(Unaudited)
Selected data for a share outstanding throughout the period:	1/1/2004		1/1/2003	1/1/2002*
	to		to	to
	6/30/2004		12/31/2003	12/31/2002
Net Asset Value -
Beginning of Period	$ 103.88		$ 83.25	$ 100.00
Net Investment Income	0.10		0.23	1.31
Net Gains or (Losses) on Securities
(realized and unrealized)	3.17		20.59	(17.42)
Total from Investment Operations	3.27		20.82	(16.11)

Distributions (From Net Investment Income)	(0.01)		(0.19)	(0.64)
Distributions (From Capital Gains)	0.00		0.00	0.00
Total Distributions	(0.01)		(0.19)	(0.64)

Net Asset Value -
End of Period	$ 107.14		$ 103.88	$ 83.25
Total Return (a)	3.14%		25.01%	(16.11)%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	26,141		20,911	11,492

Before Waivers
Ratio of Expenses to Average Net Assets	1.46%	**	1.77%	2.82%
Ratio of Net Income to Average Net Assets	0.01%	**	-0.41%	-1.25%
After Waivers
Ratio of Expenses to Average Net Assets	1.28%	**	1.11%	0.09%
Ratio of Net Income to Average Net Assets	0.19%	**	0.25%	1.48%

Portfolio Turnover Rate	34.43%		105.42%	52.67%

** Annualized
* Commencement of operations.
(a) Total Return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment.

The accompanying notes are an integral part of the

financial statements.

2004 Semi-Annual Report  5

                  NOTES TO FINANCIAL STATEMENTS (unaudited)

BLUE CHIP INVESTOR FUND

June 30, 2004

1.) ORGANIZATION

Blue Chip Investor Fund (the "Fund") is a non-diversified series of the Blue Chip Investor Funds (the "Trust"), formerly Premier Funds. The Trust is an open-end investment company.  The Trust was organized in Ohio as a business trust on November 1, 2001 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. At present, the Fund is one of two series authorized by the Trust. The Fund's investment objective is to seek long-term growth of capital.  The adviser to the Fund is Check Capital Management, Inc. (the “Adviser”).

2.) SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION:

Securities that are traded on any exchange or on the NASDAQ over-the-counter market are generally valued by a pricing service at the last quoted sale price. Lacking a last sale price, a security is generally valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the price provided by the pricing service last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities generally are valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

OPTION WRITING:

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

2004 Semi-Annual Report  6

Notes to the Financial Statements (unaudited) - continued

SHARE VALUATION:

The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share is equal to the net asset value per share.

SECURITY TRANSACTION TIMING:

Security transactions are recorded on the dates transactions are entered into (the trade dates). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded as earned. The Fund uses the identified cost basis in computing gain or loss on sale of investment securities. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

INCOME TAXES:

The Fund’s policy is to continue to comply with the requirements of Sub-Chapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations are recorded on ex-dividend date.

ESTIMATES:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.) INVESTMENT ADVISORY AGREEMENT

The Fund has entered into an investment advisory agreement with the Adviser, Check Capital Management, Inc. Under the terms of the Management Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Board of Trustees. Under the Management Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Adviser also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust. For its services, the Adviser receives an annual investment management fee from the Fund of 1.00% of the average daily net assets of the Fund. As a result of the above calculation, for the six months ended June 30, 2004, the Adviser earned management fees totaling $129,098, of which $24,362 was payable to the Adviser as of June 30, 2004. For calendar years 2004 and 2005, the Adviser has contractually agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees, commissions, interest and other borrowing expenses, taxes and extraordinary expenses) at 1.25% of its average daily net assets. For the six month period ended June 30, 2004 the Adviser waived management fees of $23,235.

4.) RELATED PARTY TRANSACTIONS

The Fund has entered into an administration servicing agreement with Premier Fund Solutions, Inc.  The Fund pays 0.07% on the first $200 million of assets, 0.05% on the next $500 million of assets and 0.03% on assets above $700 million subject to a minimum monthly fee of $2,000.  The Fund also pays all out of pocket expenses directly attributable to the Fund.  An officer and director of Premier Fund Solutions, Inc. is also an officer and trustee of the Fund.  For the six month period ended June 30, 2004 the

2004 Semi-Annual Report  7

Notes to the Financial Statements (unaudited) – continued

administrator earned $11,963 of which $1,954 was payable to the administrator on June 30, 2004.

5.) CAPITAL STOCK

The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. Paid in capital at June 30, 2004 was $23,173,251 representing 243,980 shares outstanding.

6.) PURCHASES AND SALES OF SECURITIES

For the six month period ended June 30, 2004, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $15,868,166 and $4,056,712, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

7.) SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of investments owned was $27,548,710 and proceeds from options written were $224,013 at June 30, 2004.  At June 30, 2004, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation                              (Depreciation)

Net Appreciation (Depreciation)

 $3,472,329                                 ($380,536)                               $3,091,793

8.) CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2004, Charles Schwab & Co. Inc. held for the benefit of others, in aggregate, 74.24% of the Fund and therefore may be deemed to control the Fund.

9.) OPTIONS WRITTEN

As of June 30, 2004 portfolio securities valued at $2,895,920 were pledged as collateral by the custodian as cover for call options written by the Fund.

Transactions in options written during the six month period ended June 30, 2004.

Number of

Premiums

 Contracts

 Received

Options outstanding at December 31, 2003

             0

            $           0

Options written

         460

$ 224,013

Options terminated in closing purchase transactions

             0

            $           0

Options expired

 0

$           0

Options exercised

             0

$           0

Options outstanding at June 30, 2004

         460

$ 224,013

10.) DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended June 30, 2004 and the fiscal year ended December 31, 2003 was as follows:

Distributions paid from:

                                                               2004                        2003

Ordinary Income:

                    $    1,667                 $   38,429

Short-term Capital Gain

                  -0-                            -0-

Long-term Capital Gain                                                         -0-                            -0-

                    $    1,667                 $   38,429

2004 Semi-Annual Report  8

Notes to the Financial Statements (unaudited) - continued

11.) CHANGE IN ACCOUNTANTS

On January 23, 2004, McCurdy & Associates CPA’s, Inc. (“McCurdy”) notified the Fund of its intention to resign as the Fund’s independent auditors upon selection of replacement auditors.

On February 5, 2004 the Fund’s Audit Committee and the Board of Trustees selected Cohen McCurdy, Ltd. (“Cohen”) to replace McCurdy as the Fund’s auditors for the fiscal year ending December 31, 2004.

On March 12, 2004, McCurdy, whose audit practice was acquired by Cohen, resigned as independent auditors to the Fund. McCurdy’s report on the Blue Chip Investor Fund’s financial statements for the fiscal year ended December 31, 2003 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the fiscal year stated above, there were no disagreements with McCurdy on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure which, if not resolved to the satisfaction of McCurdy would have caused the Adviser to make reference to the subject matter of the disagreements in connection with its reports on the Fund’s financial statements for such periods.

Neither the Fund nor anyone on its behalf consulted with Cohen on items which (i) concerned the application of accounting principles to a specific transaction, either completed or proposed, or the type of  audit opinion that might be rendered on the Fund’s financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or a reportable event (as described in paragraph (a)(1)(v) of said Item 304).

12.) AVERAGE BORROWINGS

A Loan and Pledge agreement dated February 6, 2003 is in place between the Fund and the Custodial Trust Company.  The Fund may seek to obtain loans for the purpose of funding redemptions or purchasing securities up to the maximum amount that the Fund is permitted to borrow under the Investment Company Act of 1940 using the securities in its portfolio as collateral.  The maximum interest rate of such loans is set at a rate per annum equal to 30 day LIBOR plus 1.25%.  During the six month period ended June 30, 2004, the Fund had an average loan balance of $323,352 and paid an average interest rate of 2.51%.  As of June 30, 2004 there was an outstanding loan balance of $4,041,077.

2004 Semi-Annual Report  9

Board of Trustees

George Cossolias, CPA

Allen C. Brown

Ross C. Provence

Jeffrey R. Provence

Investment Adviser

Check Capital Management Inc.

575 Anton Boulevard, Suite 570

Costa Mesa, CA 92626-7169

Counsel

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Custodian

Custodial Trust Co.

101 Carnegie Center

Princeton, NJ 08540-6231

Dividend Paying Agent,

Shareholders' Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8869 Brecksville Rd., Suite C

Brecksville, OH 44141

Fund Administrator

Premier Fund Solutions, Inc.

480 N. Magnolia Avenue, Suite 103

El Cajon, CA 92020

Independent Auditors

Cohen McCurdy, Ltd.

826 Westpoint Pkwy., Ste 1250

Westlake, OH  44145

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the 12-month period ended June 30, 2004 are available without charge: (1) upon request by calling the Fund at (800) 710-5777; (2) from the Fund’s documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

This report is provided for the general information of the shareholders of the Blue Chip Investor Fund.  This report is not intended for distribution to prospective investors in the funds, unless preceded or accompanied by an effective prospectus.

BLUE CHIP INVESTOR FUND

575 Anton Boulevard, Suite 570

Costa Mesa, California 92626

BLUE CHIP INVESTOR

HORIZON FUND

SEMI-ANNUAL REPORT

June 30, 2004

BLUE CHIP INVESTOR HORIZON FUND

PERFORMANCE INFORMATION

TOTAL RETURN (%) FOR THE PERIOD FROM INCEPTION TO JUNE 30, 2004

6/30/04 NAV $99.30

Total Return

          Since Inception(A)

Blue Chip Investor Horizon Fund

    (0.64%)

S&P 500(B)

     11.31%

Lehman Brothers Aggregate Bond Index(C)               0.54%

(A)Total Return includes change in share prices and in each case includes reinvestment of any dividends and capital gain distributions.  The inception date of the Blue Chip Investor Horizon Fund was November 24, 2003. The returns shown are not annualized.

(B)The S&P 500 is a broad market-weighted average dominated by blue-chip stocks and is an unmanaged group of stocks whose composition is different from the Fund.

(C)The Lehman Brother Aggregate Bond Index is a benchmark index made up of the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and Asset-Backed Securities Index, including securities that are of investment-grade quality or better, have at least one year to maturity, and have an outstanding Par value of at least $100 million.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.  INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.  RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

		Schedule of Investments
		June 30, 2004 (Unaudited)
Shares/Principal Amount		Market Value	% of Assets

COMMON STOCKS
Accident & Health Insurance
1,400	Aflac, Inc.	$ 57,134	2.26%

Auto Parts- Retail/Wholesale
1,500	Autozone, Inc. *	120,150	4.76%

Banks- Money Centers
1,600	Citicorp.	74,400	2.95%

Business Services
2,900	Fair Issac Corp.	96,802	3.83%

Concrete, Gypsum & Plaster Products
1,800	Florida Rock Industries	75,906	3.01%

Drugs/Sundries
800	Cardinal Health, Inc.	56,040	2.22%

Federal Saving Institutions
1,100	Washington Mutual	42,504	1.68%

Finance - Mortgage Loan / Banker
700	Federal National Mortgage Association	49,952	1.98%

Finance - Savings & Loan
700	Golden West Financial	74,445	2.95%

*Non-Income Producing Securities.

+Portion of security is pledged as collateral for options written.

The accompanying notes are an integral part of the

financial statements.

2004 Semi-Annual Report  1

Blue Chip Investor Horizon Fund

		Schedule of Investments
		June 30, 2004 (Unaudited)
Shares/Principal Amount		Market Value	% of Assets

COMMON STOCKS
Financial Services
700	American Express Co. +	35,966
2,500	First Data Corp.	111,300
		147,266	5.83%

Food & Kindred Products
3,000	Altria +	150,150	5.95%

Health & Allied Services
2,000	Lincare Holdings *	65,720	2.60%

Holding Companies NEC
25	Berkshire Hathaway Class A *	73,875	2.93%

Insurance
3,000	American International Group, Inc. +	213,840
3,100	Arthur J. Gallager	94,395
1,000	Marsh & Mclennan Cos, Inc.	45,380
1,800	MBIA Inc.	102,816
1,500	Mercury General	74,475
		530,906	21.03%

Leisure Products
2,500	Mattel, Inc.	45,625	1.81%

Medical Drugs
500	Johnson & Johnson	27,850	1.10%

Medical Hospitals/Nursing Homes
3,000	First Health +	46,830	1.85%

National Commercial Banks
5,000	MBNA Corp. +	128,950
2,000	Wells Fargo And Company	114,460
		243,410	9.64%

Personal Credit Institutions
2,600	SLM Corp.	105,170	4.17%

Pharmaceutical Preparations
1,900	Abbott Laboratories +	77,444	3.07%

Retail Apparel/Shoes
4,000	Limited, Inc.	74,800	2.96%

State Commercial Banks
2,000	Fifth Third Bank	107,560
1,000	M&T Bank	87,300
		194,860	7.72%

Tax Prep Services
2,600	Block (H.R.) Inc.	123,968	4.91%

Total for Common Stock (Cost $2,584,643)		2,555,207	101.21%

*Non-Income Producing Securities.

+Portion of security is pledged as collateral for options written.

The accompanying notes are an integral part of the

financial statements.

2004 Semi-Annual Report  2

Blue Chip Investor Horizon Fund

	Schedule of Investments
	June 30, 2004 (Unaudited)
Shares/Principal Amount		Market Value	% of Assets

PUT OPTIONS Common Stock/Expiration/Exercise	Shares Subject
Underlying Security	to Put
Expiration Date/Exercise Price

Aflac, Inc.
August 2004 Puts @ 30.00	1,400	$ -

Altria
January 2006 Puts @ 50.00	2,000	13,800

American Express
January 2006 Puts @ 40.00	700	945

Arthur J. Gallager
January 2005 Puts @ 30.00	3,100	5,425

Block (H.R.) Inc.
January 2005 Puts @ 40.00	2,600	2,600

Cardinal Health
January 2006 Puts @ 55.00	800	1,600

Citicorp
January 2006 Puts @ 40.00	1,600	4,640

Federal National Mortgage Association
January 2005 Puts @ 70.00	300	1,350
January 2006 Puts @ 70.00	400	3,080
		4,430

Fifth Third Bank
January 2006 Puts @ 50.00	900	3,060
January 2005 Puts @ 50.00	500	750
		3,810

First Data Corp.
January 2006 Puts @ 40.00	2,500	7,500

First Health
July 2004 Puts @ 17.50	3,000	5,400

Golden West Financial
February 2005 Puts @ 100.00	700	2,870

Johnson & Johnson
January 2006 Puts @ 50.00	500	1,125

Limited, Inc.
January 2006 Puts @ 15.00	4,000	3,000

Lincare Holdings
January 2006 Puts @ 30.00	2,000	5,800

Marsh & McLennan Cos, Inc.
January 2006 Puts @ 40.00	1,000	2,450

Mattel, Inc.
January 2006 Puts @ 17.50	2,500	4,250

MBIA, Inc.
January 2005 Puts @ 50.00	1,800	2,340

MBNA
January 2005 Puts @ 25.00	500	825

The accompanying notes are an integral part of the

financial statements.

2004 Semi-Annual Report  3

Blue Chip Investor Horizon Fund

	Schedule of Investments
	June 30, 2004 (Unaudited)
Shares/Principal Amount		Market Value	% of Assets

PUT OPTIONS Common Stock/Expiration/Exercise	Shares Subject
Underlying Security	to Put
Expiration Date/Exercise Price

M & T Bank
January 2007 Puts @ 85.00	1,000	7,100

SLM Corp.
January 2006 Puts @ 33.38	2,600	3,510

Washington Mutual
January 2006 Puts @ 35.00	1,100	3,190

Wells Fargo
January 2005 Puts @ 55.00	500	1,000
January 2005 Puts @ 50.00	1,100	825
		1,825

Total Put Options (Cost $108,604)		88,435	3.50%

Cash and Equivalents
197,727	Dreyfus Cash Management Class-A Rate 1.44% **	197,727	7.83%
(Cost $197,727)

Total Investments		2,841,369	112.54%
(Cost -$ 2,890,974)

Liabilities in excess of other assets		(316,794)	-12.54%

Net Assets		$ 2,524,575	100.00%

CALL OPTIONS WRITTEN
	Shares Subject
Underlying Security	to Call	Market Value
Expiration Date/Exercise Price

Abbott Laboratories
January 2005 Calls @ 40.00	1,900	$ 4,465

Altria
January 2005 Calls @ 50.00	1,000	3,400

American Express
January 2005 Calls @ 50.00	700	3,010

American International Group
January 2005 Calls @ 75.00	1,500	4,800
January 2005 Calls @ 70.00	1,500	8,850
		13,650

First Health
July 2004 Calls @ 17.50	3,000	750

MBNA
January 2005 Calls @ 25.00	2,000	5,200

Total (Premiums Received $37,760)(Note 9)		$ 30,475

**Variable Rate Security; The Coupon Rate shown

represents the rate at June 30, 2004.

The accompanying notes are an integral part of the

financial statements.

2004 Semi-Annual Report  4

Blue Chip Investor Horizon Fund

Statement of Assets and Liabilities
June 30, 2004 (Unaudited)

Assets:
Investment Securities at Market Value	$ 2,841,369
(Cost -$ 2,890,974)
Cash	95,886
Dividends Receivable	5,151
Interest Receivable	327
Prepaid Expenses	344
Receivable from Adviser	11,101
Total Assets	2,954,178
Liabilities
Administrative Fees Payable	1,935
Accrued Expenses	19,526
Due To Brokers	377,667
Covered Call Options Written at Fair Value (premiums received $37,760)	30,475
Total Liabilities	429,603
Net Assets	$ 2,524,575
Net Assets Consist of:
Paid In Capital	2,556,870
Accumulated Undistributed Net Investment Income	4,923
Accumulated Undistributed Realized Gain (Loss) on Investments - Net	5,102
Unrealized Depreciation in Value
of Investments Based on Cost - Net	(42,320)
Net Assets, for 25,423 Shares Outstanding	$ 2,524,575
(No par value, unlimited shares authorized)
Net Asset Value and Redemption Price
Per Share ($2,524,575/25,423 shares)	99.30

Statement of Operations
For the six month period ended June 30, 2004 (Unaudited)
Investment Income:
Dividends	$ 11,196
Interest	3,808
Total Investment Income	15,004
Expenses: (Note 3)
Investment Adviser Fees	10,083
Transfer agent fees & accounting	10,171
Administration fees	11,963
Audit fees	4,395
Registration fees	4,987
Custody fees	4,787
Legal fees	4,987
Printing and postage expense	997
Other fees	1,820
Trustee fees	997
Insurance expense	339
Total Expenses	55,526
Less:
Advisory fee waiver and reimbursed expenses (Note 3)	(45,443)
Net Expenses	10,083
Net Investment Income	4,921

Realized and Unrealized Gain (Loss) on Investments & Options:
Realized Gain (Loss) on Investments	5,102
Realized Gain (Loss) on Options	0
Change in Unrealized Appreciation (Depreciation) on Investments	(32,814)
Change in Unrealized Appreciation (Depreciation) on Options	(12,880)
Net Realized and Unrealized Gain (Loss) on Investments & Options	(40,592)

Net Increase (Decrease) in Net Assets from Operations	$ (35,671)

The accompanying notes are an integral part of the

financial statements.

2004 Semi-Annual Report  5

Blue Chip Investor Horizon Fund

Statements of Changes in Net Assets	(Unaudited)
	1/1/2004		11/24/2003*
	to		to
	6/30/2004		12/31/2003
From Operations:
Net Investment Income	$ 4,921		$ 479
Net Realized Gain (Loss) on Investments	5,102		0
Net Change in Unrealized Appreciation (Depreciation) on investments	(32,814)		5,044
Net Change in Unrealized Appreciation (Depreciation) on options	(12,880)		(1,670)
Increase (Decrease) in Net Assets from Operations	(35,671)		3,853
From Distributions to Shareholders:
Net Investment Income	(76)		(401)
Net Realized Gain from Security Transactions	0		0
Change in Net Assets from Distributions	(76)		(401)
From Capital Share Transactions:
Proceeds From Sale of Shares	1,889,172		699,720
Shares Issued on Reinvestment of Dividends	76		401
Cost of Shares Redeemed	(30,490)		(2,009)
Net Increase from Shareholder Activity	1,858,758		698,112

Net Assets at Beginning of Period	701,564		0
Net Assets at End of Period (Including accumulated undistributed net	$ 2,524,575		$ 701,564
Investment Income of $4,923 and $78 respectively)

Share Transactions:
Issued	18,726		7,016
Reinvested	1		4
Redeemed	(304)		(20)
Shares outstanding beginning of period	7,000		0
Shares outstanding end of period	25,423		7,000

Financial Highlights	(Unaudited)
Selected data for a share outstanding throughout the period:	1/1/2004		11/24/2003*
	to		to
	6/30/2004		12/31/2003
Net Asset Value -
Beginning of Period	$ 100.22		$ 100.00
Net Investment Income	0.24		0.13
Net Gains or (Losses) on Securities
(realized and unrealized)	(1.16)		0.15
Total from Investment Operations	(0.92)		0.28

Distributions (From Net Investment Income)	(0.00)		(0.06)
Distributions (From Capital Gains)	0.00		0.00
Total Distributions	(0.00)		(0.06)

Net Asset Value -
End of Period	$ 99.30		$ 100.22
Total Return (a)	(0.91)%	***	0.28%	***
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	2,525		702

Before Reimbursement/Waiver
Ratio of Expenses to Average Net Assets	4.14%	**	40.07%	**
Ratio of Net Income to Average Net Assets	-2.70%	**	-38.84%	**
After Reimbursement/Waiver
Ratio of Expenses to Average Net Assets	1.00%	**	0.00%	**
Ratio of Net Income to Average Net Assets	0.45%	**	1.23%	**

Portfolio Turnover Rate	7.39%		0.00%

* Commencement of operations.
** Annualized
*** Not Annualized
(a) Total Return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment.

The accompanying notes are an integral part of the

financial statements.

2003 Semi-Annual Report  6

NOTES TO FINANCIAL STATEMENTS

BLUE CHIP INVESTOR HORIZON FUND

(Unaudited)

June 30, 2004

1.) ORGANIZATION

Blue Chip Investor Horizon Fund (the "Fund") is a non-diversified series of the Blue Chip Investor Fund (the "Trust"), formerly Premier Funds. The Trust is an open-end investment company.  The Trust was organized in Ohio as a business trust on November 1, 2001 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. At present, the Fund is one of two series authorized by the Trust. The Fund's investment objective is moderate growth of capital.  The adviser to the Fund is Check Capital Management, Inc. (the “Adviser”).

2.) SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION:

Securities that are traded on any exchange or on the NASDAQ over-the-counter market are generally valued by a pricing service at the last quoted sale price. Lacking a last sale price, a security is generally valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the price provided by the pricing service last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities generally are valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

SHARE VALUATION:

The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share is equal to the net asset value per share.

OPTION WRITING:

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are

2004 Semi-Annual Report  7

Notes to the Financial Statements (Unaudited) – continued

treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

SECURITY TRANSACTION TIMING:

Security transactions are recorded on the dates transactions are entered into (the trade dates). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded as earned. The Fund uses the identified cost basis in computing gain or loss on sale of investment securities. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

INCOME TAXES:

The Fund’s policy is to continue to comply with the requirements of Sub-Chapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on ex-dividend date.

ESTIMATES:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.) INVESTMENT ADVISORY AGREEMENT

The Fund has entered into an investment advisory agreement with the Adviser, Check Capital Management, Inc (the “Management Agreement”).  Under the terms of the Management Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Board of Trustees. Under the Management Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Adviser also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust. For its services, the Adviser receives an annual investment management fee from the Fund of 1.00% of the average daily net assets of the Fund.  As a result of the above calculation, for the six month period ended June 30, 2004, the Adviser earned management fees totaling $10,083.  The Adviser has contractually agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees, commissions, interest and other borrowing expenses, taxes and extraordinary expenses) at 1.00% of its average daily net assets through December 31, 2004 and at 1.50% of its average daily net assets in calendar year 2005. The Adviser waived and reimbursed expenses of $45,443 for the six months ended June 30, 2004. A net receivable from the Adviser in the amount of $11,101 existed at June 30, 2004.

4.) RELATED PARTY TRANSACTIONS

The Fund has entered into an administration servicing agreement with Premier Fund Solutions, Inc.  The Fund pays 0.07% on the first $200 million of assets, 0.05% on the next $500 million of assets and 0.03% on assets above $700 million subject to a mini-

2004 Semi-Annual Report  8

Notes to the Financial Statements (Unaudited) – continued

mum monthly fee of $2,000.  The Fund also pays all out of pocket expenses directly attributable to the Fund.  An officer and director of Premier Fund Solutions, Inc. is also an officer and trustee of the Fund.  For the six month period ended June 30, 2004 the administrator earned $11,963, of which $1,935 was payable to the administrator as of June 30, 2004.

5.) CAPITAL STOCK

The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. Paid in capital at June 30, 2004 was $2,556,870 representing 25,423 shares outstanding.

6.) PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2004, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $2,544,972 and $42,862, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

7.) SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of investments owned was $2,890,974 and proceeds from options written was $37,760 at June 30, 2004.  At June 30, 2004, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation                          (Depreciation)

                Net Appreciation (Depreciation)

   $65,961                                ($108,281)                              ($42,320)

8.) CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2004, Charles Schwab & Co. Inc. held for the benefit of others, in aggregate, 90.36% of the Fund.

9.) OPTIONS WRITTEN

As of June 30, 2004 portfolio securities valued at $475,710 were pledged as collateral by the custodian as cover for call options written by the Fund.

Transactions in options written during the six month period ended June 30, 2004 were as follows:

Number of

Premiums

 Contracts

 Received

Options outstanding at December 31, 2003

             0

            $           0

Options written

          116

$   37,760

Options terminated in closing purchase transactions

             0

            $           0

Options expired

 0

$           0

Options exercised

             0

$           0

Options outstanding at June 30, 2004

          116

$   37,760

10.) DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended June 30, 2004 and the fiscal year ended December 31, 2003 was as follows:

2004 Semi-Annual Report  9

Notes to the Financial Statements (Unaudited) - continued

Distributions paid from:

                                                2004                        2003

Ordinary Income:                                       $          76               $         401

Short-term Capital Gain                                          -0-                           -0-

Long-term Capital Gain                                           -0-                           -0-

                                                                $          76               $         401

11.) CHANGE IN ACCOUNTANTS

On January 23, 2004, McCurdy & Associates CPA’s, Inc. (“McCurdy”) notified the Fund of its intention to resign as the Fund’s independent auditors upon selection of replacement auditors.

On February 5, 2004 the Fund’s Audit Committee and the Board of Trustees selected Cohen McCurdy, Ltd. (“Cohen”) to replace McCurdy as the Fund’s auditors for the fiscal year ending December 31, 2004.

On March 12, 2004, McCurdy, whose audit practice was acquired by Cohen, resigned as independent auditors to the Fund. McCurdy’s report on the Blue Chip Investor Horizon Fund’s financial statements for the fiscal year ended December 31, 2003 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the fiscal year stated above, there were no disagreements with McCurdy on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure which, if not resolved to the satisfaction of McCurdy would have caused the Adviser to make reference to the subject matter of the disagreements in connection with its reports on the Fund’s financial statements for such periods.

Neither the Fund nor anyone on its behalf consulted with Cohen on items which (i) concerned the application of accounting principles to a specific transaction, either completed or proposed, or the type of  audit opinion that might be rendered on the Fund’s financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or a reportable event (as described in paragraph (a)(1)(v) of said Item 304).

2004 Semi-Annual Report  10

Board of Trustees

George Cossolias, CPA

Allen C. Brown

Ross C. Provence

Jeffrey R. Provence

Investment Adviser

Check Capital Management Inc.

575 Anton Boulevard, Suite 570

Costa Mesa, CA 92626-7169

Counsel

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Custodian

Custodial Trust Co.

101 Carnegie Center

Princeton, NJ 08540-6231

Dividend Paying Agent,

Shareholders' Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8869 Brecksville Rd., Suite C

Brecksville, OH 44141

Fund Administrator

Premier Fund Solutions, Inc.

480 N. Magnolia Avenue, Suite 103

El Cajon, CA 92020

Independent Auditors

Cohen McCurdy, Ltd.

826 Westpoint Pkwy., Ste 1250

Westlake, OH  44145

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the 12-month period ended June 30, 2004 are available without charge: (1) upon request by calling the Fund at (800) 710-5777; (2) from the Fund’s documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

This report is provided for the general information of the shareholders of the Blue Chip Investor Horizon Fund.  This report is not intended for distribution to prospective investors in the funds, unless preceded or accompanied by an effective prospectus.

BLUE CHIP INVESTOR HORIZON FUND

575 Anton Boulevard, Suite 570

Costa Mesa, California 92626

Item 2. Code of Ethics.   Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable- schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 10.  Controls and Procedures.

(a)

The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b)

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal half-year that have materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.  Exhibits.

(a) (1) Any code of ethics or amendment thereto. Not applicable.

(a) (2) Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a)(3) Solicitations by closed-end funds to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1). Not applicable.

(b) Certificate pursuant to Section 906 Certification of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

            Blue Chip Investor Funds

By: /s/ Ross C. Provence

      Ross C. Provence

      President

Date: 9/3/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ross C. Provence

      Ross C. Provence

      President

Date: 9/3/04

By: /s/ Jeffrey R. Provence

      Jeffrey R. Provence

      Chief Financial Officer

Date: 9/3/04